TRADE ACCOUNTS RECEIVABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade accounts receivables
Billed amounts	R$ 7,611,858	R$ 7,018,601
Unbilled amounts	2,191,331	2,866,196
Interconnection amounts	724,630	790,046
Vivo Money FIDC	1,975
Amounts from related parties (Note 28)	105,349	129,904
Trade accounts receivable	8,562,565	9,159,950
Current	8,182,667	8,719,497
Noncurrent	379,898	440,453
Gross carrying amount
Trade accounts receivables
Trade accounts receivable	10,635,143	10,804,747
Estimated losses for impairment or obsolescence
Trade accounts receivables
Trade accounts receivable	R$ (2,072,578)	R$ (1,644,797)